NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - shares	Mar. 27, 2024	Mar. 15, 2024	Sep. 22, 2022	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Beyond Solutions Ltd. [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Ownership interest				74.00%
Beyond Solutions Ltd. [Member] | Share Exchange Agreement [Member] | Former Shareholder [Member]
IfrsStatementLineItems [Line Items]
Ownership interest				26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			41,684
Zigi Carmel Initiatives and Investments Ltd. [member] | Share Exchange Agreement [Member] | Former Shareholder [Member]
IfrsStatementLineItems [Line Items]
Ownership interest			100.00%
Number of common stock issued			7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share Exchange Agreement [Member] | Former Shareholder [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			41,684